UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio

April 30, 2011
unaudited

Common stocks — 64.97%	Shares	Value (000)

INDUSTRIALS — 9.34%
Waste Management, Inc.1	28,115,000	$1,109,418
General Electric Co.	45,250,000	925,362
Lockheed Martin Corp.	9,107,400	721,761
Schneider Electric SA	3,171,803	560,461
Honeywell International Inc.	5,963,900	365,169
United Technologies Corp.	3,608,000	323,205
Boeing Co.	3,900,000	311,142
Norfolk Southern Corp.	4,000,000	298,720
Masco Corp.1	21,789,951	292,421
Hubbell Inc., Class B	3,430,000	240,066
Keppel Corp. Ltd.	23,210,000	225,644
Emerson Electric Co.	3,300,000	200,508
CCR SA, ordinary nominative	6,016,800	187,403
Caterpillar Inc.	1,500,000	173,115
AB SKF, Class B	4,290,000	135,393
R.R. Donnelley & Sons Co.	6,395,400	120,617
Ryanair Holdings PLC (ADR)	3,929,000	119,756
3M Co.	1,165,000	113,250
Eaton Corp.	2,000,000	107,060
Finmeccanica SpA	7,000,000	94,557
United Parcel Service, Inc., Class B	1,000,000	74,970
SembCorp Industries Ltd	16,689,500	73,627
Delta Air Lines, Inc.2	1,661,367	17,245
United Continental Holdings, Inc.2	60,182	1,373
Nortek, Inc.2	18,686	804
Atrium Corp.2,3,4	1,807	163
		6,793,210

FINANCIALS — 7.77%
HCP, Inc.	17,675,800	700,315
Weyerhaeuser Co.	26,212,881	603,158
Equity Residential, shares of beneficial interest	7,142,800	426,568
HSBC Holdings PLC (United Kingdom)	23,738,722	259,879
HSBC Holdings PLC (Hong Kong)	7,126,382	77,309
HSBC Holdings PLC (ADR)	35,000	1,906
Bank of Nova Scotia	5,525,000	336,878
Digital Realty Trust, Inc.1	5,075,000	306,226
M&T Bank Corp.	3,115,000	275,273
Industrial and Commercial Bank of China Ltd., Class H	254,300,750	215,130
Hospitality Properties Trust1	8,015,000	193,562
Toronto-Dominion Bank	2,150,000	186,152
Arthur J. Gallagher & Co.1	6,000,000	178,680
Citigroup Inc.2	34,584,614	158,743
Prudential PLC	11,775,000	152,037
British Land Co. PLC	11,352,123	113,867
Public Storage	965,000	113,204
Cullen/Frost Bankers, Inc.	1,900,000	112,556
Australia and New Zealand Banking Group Ltd.	4,165,000	110,616
U.S. Bancorp	4,000,000	103,280
FirstMerit Corp.1	5,495,000	95,998
Macquarie Korea Infrastructure Fund1	20,215,878	95,453
QBE Insurance Group Ltd.	4,350,000	89,210
Mercury General Corp.	2,000,000	79,480
Trustmark Corp.1	3,257,000	75,693
People’s United Financial, Inc.	5,350,000	73,242
New York Community Bancorp, Inc.	4,160,000	69,056
Banco Santander (Brasil) SA, units	5,530,000	63,624
Boardwalk Real Estate Investment Trust	1,199,000	61,081
Northwest Bancshares, Inc.	4,850,000	61,062
Allianz SE	350,000	55,106
First Niagara Financial Group, Inc.	3,320,000	47,808
Itaúsa — Investimentos Itaú SA, preferred nominative	4,700,921	36,306
ProLogis, shares of beneficial interest	2,215,000	36,082
City Holding Co.	741,000	25,268
AXA SA	875,000	19,634
Itaú Unibanco Holding SA, preferred nominative (ADR)	636,000	15,105
Hang Seng Bank Ltd.	936,000	14,631
Renasant Corp.5	526,134	8,829
CIT Group Inc.2	148,263	6,295
Pacific Century Financial Corp.	8,115	396
Valley National Bancorp	12,915	185
		5,654,883

ENERGY — 7.13%
Royal Dutch Shell PLC, Class B (ADR)	10,120,000	793,003
Royal Dutch Shell PLC, Class A (ADR)	6,000,000	464,880
Royal Dutch Shell PLC, Class B	3,797,147	147,592
Chevron Corp.	11,845,000	1,296,317
Spectra Energy Corp	22,411,414	650,827
TOTAL SA (ADR)	4,565,000	293,210
TOTAL SA	3,755,000	240,377
Crescent Point Energy Corp.	10,455,000	474,710
ConocoPhillips	5,000,000	394,650
Penn West Petroleum Ltd.	10,775,000	276,507
Diamond Offshore Drilling, Inc.	1,455,000	110,391
Cenovus Energy Inc.	1,156,977	44,486
		5,186,950

CONSUMER STAPLES — 6.50%
Philip Morris International Inc.	12,895,000	895,429
Kraft Foods Inc., Class A	21,000,821	705,208
Unilever NV, depository receipts	9,295,000	305,909
Unilever NV (New York registered)	5,051,750	166,708
Altria Group, Inc.	16,350,000	438,834
Procter & Gamble Co.	6,120,000	397,188
H.J. Heinz Co.	7,000,000	358,610
Sysco Corp.	7,980,000	230,702
General Mills, Inc.	5,925,000	228,586
Hershey Co.	3,500,000	201,985
Tesco PLC	28,698,828	193,450
British American Tobacco PLC	4,000,000	174,451
Coca-Cola Co.	2,500,000	168,650
Coca-Cola Amatil Ltd.	11,640,441	152,344
Reynolds American Inc.	3,000,000	111,330
		4,729,384

TELECOMMUNICATION SERVICES — 6.49%
Verizon Communications Inc.	45,960,000	1,736,369
Portugal Telecom, SGPS, SA1	56,470,000	689,365
AT&T Inc.	20,274,621	630,946
Telstra Corp. Ltd.	170,670,000	544,378
France Télécom SA	20,340,000	477,055
CenturyLink, Inc.	4,739,582	193,280
Koninklijke KPN NV	7,569,757	120,136
Bell Aliant Inc.	3,595,000	102,248
Vodafone Group PLC	30,000,000	85,990
Telekom Austria AG, non-registered shares	4,500,000	69,584
Bezeq — The Israel Telecommunication Corp. Ltd.	23,400,000	69,295
Sprint Nextel Corp., Series 12	760,501	3,939
American Tower Corp., Class A2	42,271	2,211
		4,724,796

CONSUMER DISCRETIONARY — 6.03%
Home Depot, Inc.	34,695,000	1,288,572
McDonald’s Corp.	8,110,000	635,094
McGraw-Hill Companies, Inc.	11,333,300	458,659
Time Warner Cable Inc.	5,245,370	409,821
Time Warner Inc.	5,825,000	220,535
J.C. Penney Co., Inc.	5,000,000	192,250
Vivendi SA	6,000,000	188,269
Truworths International Ltd.	14,170,576	163,982
OPAP SA	5,770,000	121,955
Tatts Group Ltd.	43,150,000	109,728
Esprit Holdings Ltd.	26,099,634	108,549
H & M Hennes & Mauritz AB, Class B	3,054,000	107,908
VF Corp.	1,065,000	107,096
Leggett & Platt, Inc.	3,222,709	84,725
Fielmann AG	625,000	66,522
Regal Entertainment Group, Class A	3,373,459	46,486
Myer Holdings Ltd.	9,400,000	32,559
Cooper-Standard Holdings Inc.2,5	586,012	26,224
Ford Motor Co.2	1,089,728	16,858
Charter Communications, Inc., Class A2	9,187	541
Adelphia Recovery Trust, Series ACC-12	19,531,478	195
		4,386,528

HEALTH CARE — 5.98%
Merck & Co., Inc.	37,742,166	1,356,831
Bristol-Myers Squibb Co.	45,062,500	1,266,256
Pfizer Inc	36,350,000	761,896
Eli Lilly and Co.	12,400,000	458,924
Johnson & Johnson	3,420,000	224,763
AstraZeneca PLC (United Kingdom)	3,500,000	174,802
GlaxoSmithKline PLC	3,605,000	78,612
Novartis AG (ADR)	500,000	29,585
		4,351,669

UTILITIES — 5.12%
Duke Energy Corp.	41,146,172	767,376
GDF SUEZ	16,800,172	687,409
National Grid PLC	64,180,000	658,227
Power Assets Holdings Ltd.	55,138,000	385,868
Snam Rete Gas SpA	53,108,326	330,378
DTE Energy Co.	5,000,000	252,650
PG&E Corp.	5,000,000	230,400
Exelon Corp.	4,000,000	168,600
FirstEnergy Corp.	3,205,000	128,072
DUET Group	38,369,915	71,497
SUEZ Environnement Co.	1,950,000	44,941
		3,725,418

MATERIALS — 3.67%
E.I. du Pont de Nemours and Co.	17,115,000	971,961
Nucor Corp.	12,480,000	586,061
MeadWestvaco Corp.	7,820,000	263,456
Dow Chemical Co.	6,100,000	250,039
Fletcher Building Ltd.	28,000,000	208,236
Israel Chemicals Ltd.	9,525,000	167,943
Impala Platinum Holdings Ltd.	2,937,112	91,728
K+S AG	609,000	49,278
Georgia Gulf Corp.2	1,239,824	48,824
Freeport-McMoRan Copper & Gold Inc.	600,000	33,018
		2,670,544

INFORMATION TECHNOLOGY — 3.59%
Microchip Technology Inc.1	14,128,000	579,813
Automatic Data Processing, Inc.	8,015,000	435,615
Maxim Integrated Products, Inc.	14,406,000	393,860
Paychex, Inc.	10,805,991	353,464
KLA-Tencor Corp.	7,350,000	322,665
HTC Corp.	3,895,500	176,830
Nintendo Co., Ltd.	730,000	172,522
Intel Corp.	5,450,000	126,386
Microsoft Corp.	2,050,000	53,341
		2,614,496

MISCELLANEOUS — 3.35%
Other common stocks in initial period of acquisition		2,438,887

Total common stocks (cost: $39,706,972,000)		47,276,765

Preferred securities — 1.65%	Shares or principal amount

FINANCIALS — 1.48%
SMFG Preferred Capital USD 3 Ltd. 9.50%5,6	$150,595,000	177,890
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative5	$1,800,000	1,915
JPMorgan Chase & Co., Series I, 7.90%6	$134,477,000	148,268
Wells Fargo & Co., Series K, 7.98%6	$83,395,000	92,152
Vornado Realty Trust, Series I, 6.625%	3,380,000	83,385
HSBC Holdings PLC, Series 2, 8.00%	2,105,000	57,953
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up5,6	$10,000,000	13,600
Barclays Bank PLC 7.434%5,6	$60,083,000	62,817
Barclays Bank PLC 8.55%5,6	$8,468,000	8,506
Mizuho Capital Investment (USD) 2 Ltd. 14.95%5,6	$55,766,000	70,240
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative5,6	$50,000	49
PNC Preferred Funding Trust III 8.70%5,6	$40,700,000	43,613
PNC Preferred Funding Trust I 6.517%5,6	$23,800,000	20,887
Ally Financial Inc., Series G, 7.00%5	45,904	42,702
Catlin Insurance Ltd. 7.249%5,6	$46,990,000	45,228
Société Générale 5.922%5,6	$45,073,000	43,753
Bank of America Corp., Series M, 8.125% noncumulative6	$30,924,000	33,490
Public Storage, Inc., Series F, 6.45%	1,000,000	24,820
Woori Bank 6.208%5,6	$22,500,000	22,275
QBE Capital Funding II LP 6.797%5,6	$18,715,000	16,957
RBS Capital Trust II 6.425% noncumulative trust2,6	$12,350,000	9,417
Royal Bank of Scotland Group PLC, Series U, 7.64%6	$8,800,000	7,293
BNP Paribas 7.195%5,6	$10,900,000	10,900
AXA SA, Series B, 6.379%5,6	$11,530,000	10,737
Standard Chartered PLC 6.409%5,6	$10,000,000	9,961
HBOS Capital Funding LP 6.071%5,6	$10,000,000	9,400
XL Capital Ltd., Series E, 6.50%6	$7,025,000	6,744
Fannie Mae, Series S, 8.25% noncumulative2	1,511,450	3,117
		1,078,069

MISCELLANEOUS — 0.17%
Other preferred securities in initial period of acquisition		121,781

Total preferred securities (cost: $1,102,635,000)		1,199,850

Warrants — 0.00%

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		2,189

Total warrants (cost: $32,681,000)		2,189

Convertible securities — 1.43%

CONSUMER DISCRETIONARY — 0.31%
General Motors Co., Series B, 4.75% convertible preferred 2013	4,200,000	209,202
MGM Resorts International 4.25% convertible notes 2015	$17,037,000	17,782
		226,984

ENERGY — 0.24%
Apache Corp., Series D, 6.00% convertible preferred 2013	2,530,000	178,062

CONSUMER STAPLES — 0.21%
Archer Daniels Midland Co. 6.25% convertible preferred 2011, units	2,570,000	120,327
Bunge Ltd. 4.875% convertible preferred	272,700	29,302
		149,629

INDUSTRIALS — 0.20%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	41,981
United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	73,145
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$2,500,000	3,547
AMR Corp. 6.25% convertible notes 2014	$26,400,000	26,334
		145,007

MATERIALS — 0.19%
Alcoa Inc. 5.25% convertible notes 2014	$21,500,000	58,534
Sino-Forest Corp. 4.25% convertible notes 20165	$30,000,000	41,264
Vale SA 6.75% convertible preferred 2012	375,000	34,991
		134,789

INFORMATION TECHNOLOGY — 0.08%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$58,420,000	60,684

TELECOMMUNICATION SERVICES — 0.04%
Clearwire Corp. 8.25% convertible notes 20405	$28,000,000	29,260

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20275	$19,920,000	20,169

MISCELLANEOUS — 0.13%
Other convertible securities in initial period of acquisition		95,520

Total convertible securities (cost: $898,094,000)		1,040,104

	Principal amount
Bonds & notes — 27.72%	(000)

FINANCIALS — 4.95%
CIT Group Inc., Series A, 7.00% 20137	$16,188	16,511
CIT Group Inc., Series A, 7.00% 20147	69,318	70,791
CIT Group Inc., Term Loan 3, 6.25% 20156,7,8	56,781	57,739
CIT Group Inc., Series A, 7.00% 2015	97,803	99,393
CIT Group Inc., Series A, 7.00% 2016	72,540	73,265
Liberty Mutual Group Inc. 6.50% 20355	31,325	30,418
Liberty Mutual Group Inc., Series B, 7.00% 20675,6	12,690	12,514
Liberty Mutual Group Inc., Series A, 7.80% 20875,6	74,415	76,275
Liberty Mutual Group Inc., Series C, 10.75% 20885,6	91,185	124,923
Realogy Corp., Letter of Credit, 3.259% 20166,7,8	8,020	7,568
Realogy Corp., Term Loan B, 4.562% 20166,7,8	66,866	63,095
Realogy Corp., Second Lien Term Loan A, 13.50% 20177,8	51,550	55,417
Realogy Corp. 7.875% 20195	54,950	55,774
Citigroup Inc. 1.164% 20136	48,000	48,306
Citigroup Inc. 4.587% 2015	33,900	35,912
Citigroup Inc. 4.75% 2015	10,000	10,662
Citigroup Capital XXI 8.30% 20776	54,695	57,102
Simon Property Group, LP 6.75% 2014	5,310	6,002
Simon Property Group, LP 5.25% 2016	74,340	81,070
Simon Property Group, LP 6.10% 2016	4,250	4,842
Simon Property Group, LP 5.875% 2017	22,265	25,061
Simon Property Group, LP 6.125% 2018	17,115	19,380
Simon Property Group, LP 10.35% 2019	5,000	6,966
Westfield Group 5.40% 20125	4,350	4,592
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	18,485	20,108
Westfield Group 7.50% 20145	5,555	6,376
Westfield Group 5.75% 20155	10,250	11,381
Westfield Group 5.70% 20165	44,075	48,676
Westfield Group 7.125% 20185	41,685	48,904
Zions Bancorporation 5.65% 2014	21,010	21,850
Zions Bancorporation 7.75% 2014	8,825	9,804
Zions Bancorporation 5.50% 2015	40,017	41,031
Zions Bancorporation 6.00% 2015	60,872	62,057
ProLogis 7.625% 2014	11,000	12,627
ProLogis 6.25% 2017	8,900	9,767
ProLogis 6.625% 2018	54,675	60,568
ProLogis 7.375% 2019	23,455	27,102
ProLogis 6.875% 2020	12,975	14,570
Wells Fargo & Co. 3.676% 2016	22,785	23,443
Wells Fargo & Co. 4.60% 2021	96,365	97,588
HBOS PLC 6.75% 20185	63,649	64,241
LBG Capital No.1 PLC, Series 2, 7.875% 20205	53,249	53,302
HBOS PLC 6.00% 20335	1,055	875
International Lease Finance Corp., Series Q, 5.75% 2011	21,305	21,405
International Lease Finance Corp. 5.00% 2012	4,245	4,330
International Lease Finance Corp., Series R, 5.30% 2012	15,020	15,414
International Lease Finance Corp., Series R, 5.35% 2012	9,495	9,732
International Lease Finance Corp., Series R, 5.40% 2012	5,000	5,125
International Lease Finance Corp., Series R, 6.625% 2013	3,500	3,666
International Lease Finance Corp. 8.875% 20155	46,000	50,715
Regions Financial Corp. 6.375% 2012	8,913	9,198
Regions Financial Corp. 7.75% 2014	38,340	41,919
Regions Financial Corp. 5.20% 2015	3,115	3,118
Regions Financial Corp. 5.75% 2015	14,761	15,218
Regions Bank 7.50% 2018	17,900	19,345
Bank of America Corp., Series L, 3.625% 2016	10,000	10,062
Bank of America Corp. 5.30% 2017	45,500	47,821
Bank of America Corp. 5.75% 2017	8,100	8,750
Bank of America Corp. 5.65% 2018	3,200	3,413
Bank of America Corp. 5.625% 2020	1,175	1,235
Bank of America Corp. 5.875% 2021	2,900	3,099
NB Capital Trust II 7.83% 2026	5,575	5,738
NB Capital Trust IV 8.25% 2027	4,000	4,145
Springleaf Finance Corp., Series I, 5.85% 2013	33,500	33,835
Springleaf Finance Corp., Series I, 5.40% 2015	39,500	37,328
Société Générale 1.326% 20145,6	20,000	20,046
Société Générale 3.10% 20155	10,000	10,057
Société Générale 3.50% 20165	10,000	10,082
Société Générale 5.75% 20165	13,275	14,429
Société Générale 5.20% 20215	16,250	16,423
Kimco Realty Corp. 6.00% 2012	3,250	3,463
Kimco Realty Corp., Series C, 4.82% 2014	3,000	3,208
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,857
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,674
Kimco Realty Corp. 5.70% 2017	23,485	26,030
Kimco Realty Corp. 4.30% 2018	3,000	3,068
Kimco Realty Corp. 6.875% 2019	10,000	11,623
Developers Diversified Realty Corp. 5.375% 2012	4,500	4,670
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,751
Developers Diversified Realty Corp. 9.625% 2016	5,490	6,753
Developers Diversified Realty Corp. 7.50% 2017	21,850	25,134
Developers Diversified Realty Corp. 4.75% 2018	5,000	4,953
Developers Diversified Realty Corp. 7.875% 2020	5,575	6,489
MetLife Global Funding I 5.125% 20135	12,750	13,658
MetLife Global Funding I 2.50% 20155	11,000	10,842
MetLife Capital Trust IV 7.875% 20675,6	27,930	31,479
MetLife Capital Trust X 9.25% 20685,6	1,500	1,883
MetLife Inc. 10.75% 20696	2,500	3,534
Hospitality Properties Trust 6.75% 20131	12,650	13,335
Hospitality Properties Trust 5.125% 20151	2,160	2,272
Hospitality Properties Trust 6.30% 20161	13,577	15,036
Hospitality Properties Trust 5.625% 20171	10,169	10,711
Hospitality Properties Trust 6.70% 20181	16,175	17,622
JPMorgan Chase & Co. 0.975% 20146	19,700	19,700
JPMorgan Chase & Co. 2.60% 2016	20,500	20,070
JPMorgan Chase & Co. 3.45% 2016	18,500	18,735
Intesa Sanpaolo SpA 2.713% 20145,6	30,000	30,771
Intesa Sanpaolo SpA 3.625% 20155	600	600
Intesa Sanpaolo SpA 6.50% 20215	24,597	26,786
Royal Bank of Scotland PLC 3.40% 2013	10,000	10,293
Royal Bank of Scotland Group PLC 5.00% 2013	3,000	3,087
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,197
Royal Bank of Scotland PLC 4.875% 2015	9,000	9,510
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	5,382
Royal Bank of Scotland Group PLC 4.375% 2016	1,250	1,285
Royal Bank of Scotland Group PLC 4.70% 2018	7,710	6,875
Royal Bank of Scotland Group PLC 6.99% (undated)5,6	10,280	9,560
Morgan Stanley, Series F, 2.875% 2014	10,000	10,160
Morgan Stanley 3.80% 2016	14,500	14,567
Morgan Stanley, Series F, 5.625% 2019	10,000	10,411
Morgan Stanley, Series F, 5.75% 2021	18,000	18,758
Synovus Financial Corp. 4.875% 2013	11,880	11,681
Synovus Financial Corp. 5.125% 2017	44,698	42,021
Goldman Sachs Group, Inc. 3.625% 2016	38,200	38,524
Goldman Sachs Group, Inc. 5.375% 2020	4,250	4,428
Goldman Sachs Group, Inc. 6.25% 2041	6,000	6,177
Rouse Co. 7.20% 2012	28,039	29,546
Rouse Co. 5.375% 2013	2,770	2,805
Rouse Co. 6.75% 20135	13,400	13,953
Standard Chartered PLC 3.85% 20155	3,400	3,539
Standard Chartered Bank 6.40% 20175	35,000	38,449
National City Preferred Capital Trust I 12.00% (undated)6	37,250	41,813
UnumProvident Finance Co. PLC 6.85% 20155	28,500	32,048
Unum Group 7.125% 2016	6,740	7,779
Unum Group 5.625% 2020	415	435
NASDAQ OMX Group, Inc. 5.25% 2018	37,250	37,725
Ally Financial Inc. 6.875% 2011	16,255	16,570
Ally Financial Inc. 6.875% 2012	1,200	1,268
Ally Financial Inc. 7.00% 2012	15,839	16,393
Genworth Financial, Inc. 7.625% 2021	12,000	12,347
Genworth Financial, Inc. 6.15% 20666	27,500	21,381
Nationwide Mutual Insurance Co. 5.81% 20245,6	8,150	7,907
Nationwide Mutual Insurance Co. 9.375% 20395	20,000	25,235
HSBK (Europe) BV 7.25% 20175	30,570	31,909
BBVA Bancomer SA 4.50% 20165	9,175	9,346
BBVA Bancomer SA 6.50% 20215	20,975	21,526
ERP Operating LP 5.50% 2012	4,000	4,231
ERP Operating LP 6.625% 2012	2,000	2,097
ERP Operating LP 5.20% 2013	2,500	2,674
ERP Operating LP 5.25% 2014	2,000	2,196
ERP Operating LP 6.584% 2015	2,705	3,121
ERP Operating LP 5.75% 2017	4,000	4,486
ERP Operating LP 7.125% 2017	10,000	11,803
Paribas, New York Branch 6.95% 2013	2,935	3,231
BNP Paribas 1.19% 20146	10,000	10,061
BNP Paribas 3.60% 2016	10,000	10,180
BNP Paribas 5.00% 2021	7,000	7,065
Lazard Group LLC 7.125% 2015	25,187	28,084
UBS AG 1.273% 20146	1,000	1,010
UBS AG 2.25% 2014	10,000	10,130
UBS AG 5.875% 2017	13,500	15,091
UBS AG 4.875% 2020	1,000	1,031
HSBC Bank PLC 2.00% 20145	12,500	12,552
HSBC Bank PLC 3.50% 20155	12,000	12,356
HSBC Bank USA, NA 4.875% 2020	750	748
Host Marriott, LP, Series K, 7.125% 2013	3,017	3,074
Host Hotels & Resorts, LP, Series S, 6.875% 2014	8,750	9,078
Host Marriott, LP, Series O, 6.375% 2015	950	977
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	7,800	8,093
Host Hotels & Resorts LP 9.00% 2017	900	1,017
New York Life Global Funding 4.65% 20135	19,500	20,892
HCP, Inc. 3.75% 2016	20,000	20,404
Monumental Global Funding 5.50% 20135	10,000	10,722
Monumental Global Funding III 0.478% 20145,6	8,000	7,726
Monumental Global Funding III 5.25% 20145	1,500	1,594
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,400
Brandywine Operating Partnership, LP 4.95% 2018	11,290	11,414
AXA SA 6.463% (undated)5,6	18,717	17,243
CNA Financial Corp. 5.85% 2014	5,625	6,127
CNA Financial Corp. 7.35% 2019	3,000	3,479
CNA Financial Corp. 5.875% 2020	2,000	2,119
CNA Financial Corp. 5.75% 2021	5,000	5,253
ZFS Finance (USA) Trust II 6.45% 20655,6	12,500	13,219
ZFS Finance (USA) Trust V 6.50% 20675,6	3,011	3,131
Barclays Bank PLC 2.50% 2013	4,625	4,729
Barclays Bank PLC 5.125% 2020	6,724	6,930
Barclays Bank PLC 5.14% 2020	4,750	4,628
PRICOA Global Funding I 5.30% 20135	2,500	2,717
Prudential Holdings, LLC, Series C, 8.695% 20235,7	10,250	12,669
American Express Co. 6.15% 2017	12,610	14,342
Capital One Capital V 10.25% 2039	12,605	13,692
ACE INA Holdings Inc. 5.875% 2014	2,500	2,802
ACE INA Holdings Inc. 2.60% 2015	9,945	9,836
Nordea Bank 2.125% 20145	10,000	10,090
Nordea Bank, Series 2, 3.70% 20145	2,000	2,101
Principal Life Insurance Co. 5.30% 2013	10,000	10,779
Lincoln National Corp. 5.65% 2012	10,000	10,553
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,119
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,213
Credit Suisse Group AG 2.20% 2014	10,000	10,139
Westpac Banking Corp. 3.00% 2015	10,000	10,068
ANZ National (International) Ltd. 3.125% 20155	10,000	10,061
Toyota Motor Credit Corp. 1.375% 2013	10,000	10,050
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,042
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20155	10,000	9,853
Santander Issuances, SA Unipersonal 6.50% 20195,6	9,400	9,842
Ford Motor Credit Co. 7.25% 2011	7,500	7,695
Ford Motor Credit Co. 8.00% 2016	1,500	1,746
Boston Properties, Inc. 5.875% 2019	8,000	8,812
VEB Finance Ltd. 6.902% 20205	3,380	3,634
VEB Finance Ltd. 6.80% 20255	3,000	3,060
Nationwide Financial Services, Inc. 6.75% 20676	7,000	6,635
UDR, Inc. 5.00% 2012	2,500	2,552
UDR, Inc., Series A, 5.25% 2015	3,000	3,187
Development Bank of Kazakhstan 5.50% 2015	3,000	3,158
Development Bank of Kazakhstan 5.50% 20155	2,055	2,163
Development Bank of Singapore Ltd. 7.125% 20115	5,000	5,010
First Tennessee Bank 5.05% 2015	3,400	3,531
ACE Cash Express, Inc. 11.00% 20195	2,675	2,715
Allstate Corp., Series B, 6.125% 20676	2,445	2,525
TIAA Global Markets 4.95% 20135	2,000	2,158
Community Choice Financial 10.75% 20195	1,475	1,517
Ambac Financial Group, Inc. 6.15% 20876,9	8,405	105
		3,599,660

CONSUMER DISCRETIONARY — 4.09%
Allison Transmission Holdings, Inc., Term Loan B, 2.99% 20146,7,8	123,376	123,502
Allison Transmission Holdings, Inc. 11.00% 20155	46,070	50,331
Allison Transmission Holdings, Inc. 11.25% 20155,6,10	70,447	78,189
Virgin Media Finance PLC 9.125% 2016	32,000	34,040
Virgin Media Finance PLC, Series 1, 9.50% 2016	86,065	99,082
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,680
Virgin Media Finance PLC 8.375% 20195	41,674	47,300
Virgin Media Secured Finance PLC 5.25% 20215	8,225	8,430
Univision Communications Inc. 12.00% 20145	11,250	12,178
Univision Communications Inc., Term Loan, 4.461% 20176,7,8	85,156	83,457
Univision Communications Inc. 6.875% 20195	9,575	9,659
Univision Communications Inc. 8.50% 20215	42,120	43,910
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20125	10,425	10,998
Charter Communications Operating, LLC, Term Loan B, 7.25% 20146,7,8	2,754	2,804
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20145	24,550	27,557
Charter Communications, Inc. 13.50% 2016	24,238	29,358
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	33,500	35,845
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	28,250	30,757
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,525
Toys “R” Us, Inc. 7.625% 2011	38,345	39,064
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20166,7,8	14,154	14,295
Toys “R” Us-Delaware, Inc. 7.375% 20165	3,755	3,952
Toys “R” Us Property Co. II, LLC 8.50% 2017	14,125	15,255
Toys “R” Us Property Co. I, LLC 10.75% 2017	31,775	36,184
Toys “R” Us, Inc. 7.375% 2018	2,750	2,771
MGM Resorts International 6.75% 2012	32,010	32,890
MGM Resorts International 6.75% 2013	19,860	20,307
MGM Resorts International 13.00% 2013	10,725	12,897
MGM Resorts International 5.875% 2014	24,295	23,870
MGM Resorts International 10.375% 2014	1,675	1,945
MGM Resorts International 7.50% 2016	4,000	3,900
MGM Resorts International 11.125% 2017	2,950	3,444
MGM Resorts International 9.00% 2020	5,150	5,768
Boyd Gaming Corp. 6.75% 2014	10,504	10,557
Boyd Gaming Corp. 7.125% 2016	5,885	5,561
Boyd Gaming Corp. 9.125% 20185	74,375	77,536
Macy’s Retail Holdings, Inc. 8.375% 20156	24,440	28,656
Federated Department Stores, Inc. 7.45% 2017	11,411	13,066
May Department Stores Co. 6.65% 2024	2,160	2,230
Federated Department Stores, Inc. 6.79% 2027	9,250	9,019
Federated Department Stores, Inc. 7.00% 2028	6,636	6,794
Federated Department Stores, Inc. 6.90% 2029	25,874	26,424
Time Warner Cable Inc. 6.20% 2013	2,100	2,314
Time Warner Cable Inc. 7.50% 2014	10,400	12,014
Time Warner Cable Inc. 3.50% 2015	2,000	2,074
Time Warner Cable Inc. 6.75% 2018	22,500	25,951
Time Warner Cable Inc. 5.00% 2020	19,000	19,676
Time Warner Cable Inc. 4.125% 2021	21,800	20,921
Neiman Marcus Group, Inc. 9.00% 20156,10	50,247	52,885
Neiman Marcus Group, Inc. 10.375% 2015	20,400	21,624
Limited Brands, Inc. 5.25% 2014	1,585	1,664
Limited Brands, Inc. 8.50% 2019	20,500	23,729
Limited Brands, Inc. 7.00% 2020	22,315	23,765
Limited Brands, Inc. 6.625% 2021	22,440	23,338
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,875	67,388
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,898
CSC Holdings, Inc., Series B, 6.75% 2012	400	416
CSC Holdings, Inc. 8.50% 2014	14,975	16,828
CSC Holdings, Inc. 8.50% 2015	2,000	2,192
Cablevision Systems Corp. 8.625% 2017	10,000	11,250
CSC Holdings, Inc. 8.625% 2019	14,375	16,639
Cablevision Systems Corp. 8.00% 2020	20,000	22,100
Comcast Corp. 5.90% 2016	10,000	11,279
Comcast Corp. 6.30% 2017	3,000	3,454
Comcast Corp. 6.45% 2037	35,800	38,125
Comcast Corp. 6.95% 2037	10,275	11,580
Comcast Corp. 6.40% 2040	3,700	3,942
Michaels Stores, Inc., Term Loan B1, 2.563% 20136,7,8	20,139	20,008
Michaels Stores, Inc. 0%/13.00% 201611	16,070	16,632
Michaels Stores, Inc., Term Loan B2, 4.813% 20166,7,8	3,727	3,758
Michaels Stores, Inc. 7.75% 20185	23,500	24,381
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,117
J.C. Penney Co., Inc., Series A, 6.875% 2015	8,670	9,472
J.C. Penney Co., Inc. 7.65% 2016	14,000	15,540
J.C. Penney Co., Inc. 5.75% 2018	15,823	16,021
J.C. Penney Co., Inc. 5.65% 2020	6,570	6,586
Time Warner Inc. 5.875% 2016	19,985	22,675
Time Warner Companies, Inc. 7.25% 2017	1,500	1,797
Time Warner Inc. 4.75% 2021	19,000	19,418
Time Warner Inc. 6.25% 2041	12,500	13,067
Cinemark USA, Inc., Term Loan, 3.48% 20166,7,8	3,631	3,656
Cinemark USA, Inc. 8.625% 2019	40,375	44,412
AMC Entertainment Inc. 8.75% 2019	42,400	46,216
News America Inc. 5.30% 2014	20,000	22,316
News America Holdings Inc. 8.00% 2016	1,000	1,224
News America Inc. 4.50% 20215	2,250	2,245
News America Inc. 6.65% 2037	5,500	5,968
News America Inc. 6.15% 20415	12,150	12,422
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.875% 2017	4,000	4,380
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	35,510	38,972
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20176,7,8	35,996	36,026
Burlington Coat Factory Warehouse Corp. 10.00% 20195	3,700	3,802
Home Depot, Inc. 5.40% 2016	4,819	5,391
Home Depot, Inc. 5.875% 2036	5,000	5,107
Home Depot, Inc. 5.95% 2041	25,000	25,727
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	32,300	36,095
Technical Olympic USA, Inc. 9.00% 20103,9	10,675	7,013
Technical Olympic USA, Inc. 9.00% 20103,9	7,815	5,134
Technical Olympic USA, Inc. 9.25% 20113,5,9	33,175	21,796
Cox Communications, Inc. 5.45% 2014	5,000	5,578
Cox Communications, Inc. 5.875% 20165	25,000	27,996
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,925
Marriott International, Inc., Series I, 6.375% 2017	19,500	22,502
CityCenter Holdings, LLC 7.625% 20165	23,730	24,857
CityCenter Holdings, LLC 11.50% 20175,10	6,000	6,148
NBC Universal, Inc. 2.10% 20145	5,250	5,274
NBC Universal, Inc. 3.65% 20155	1,225	1,270
NBC Universal, Inc. 2.875% 20165	10,000	9,896
NBC Universal, Inc. 5.15% 20205	5,200	5,442
NBC Universal, Inc. 4.375% 20215	4,750	4,645
NBC Universal, Inc. 6.40% 20405	1,350	1,431
NBC Universal, Inc. 5.95% 20415	2,650	2,663
Quebecor Media Inc. 7.75% 2016	24,450	25,520
Quebecor Media Inc. 7.75% 2016	4,695	4,912
Marina District Finance 9.50% 20155	27,000	29,092
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,405
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,236
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	6,049
Revel Entertainment, Term Loan B, 9.00% 20186,7,8	29,000	28,529
Target Corp. 6.00% 2018	24,500	28,442
Dollar General Corp., Term Loan B2, 2.969% 20146,7,8	4,268	4,272
Dollar General Corp. 10.625% 2015	15,940	17,096
Dollar General Corp. 11.875% 20176,10	5,853	6,746
LBI Media, Inc. 8.50% 20175	32,174	27,670
PETCO Animal Supplies, Inc. 9.25% 20185	24,875	26,989
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,507
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,350
Tower Automotive Holdings 10.625% 20175	22,924	25,761
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	24,865
Burger King Corp. 9.875% 2018	12,500	13,281
Burger King Corp 0%/11.00% 20195,11	18,725	11,141
ONO Finance II PLC 10.875% 20195	21,205	23,325
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	22,401
Regal Cinemas Corp. 8.625% 2019	20,550	22,245
Warner Music Group 7.375% 2014	14,490	14,562
Warner Music Group 9.50% 2016	7,000	7,490
Volkswagen International Finance NV 1.625% 20135	10,000	10,073
Volkswagen International Finance NV 0.917% 20145,6	10,000	10,044
UPC Germany GmbH 8.125% 20175	15,800	16,787
Gray Television, Inc. 10.50% 2015	15,235	16,492
Bon-Ton Department Stores, Inc. 10.25% 2014	15,550	16,055
Radio One, Inc., Term Loan B, 7.50% 20166,7,8	11,400	11,685
Radio One, Inc. 15.00% 20165,6,10	3,967	4,097
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,817
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,643
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,651
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,274
Staples, Inc. 9.75% 2014	11,875	14,289
Clear Channel Communications, Inc. 5.00% 2012	13,705	13,808
Seminole Tribe of Florida 6.535% 20205,7	10,000	10,087
Seminole Tribe of Florida 7.804% 20205,7	3,095	3,092
Fox Acquisition LLC 13.375% 20165	11,690	13,093
Kabel BW Erste Beteiligu 7.50% 20195	12,500	12,875
Vidéotron Ltée 6.875% 2014	7,169	7,303
Vidéotron Ltée 6.375% 2015	4,905	5,089
Local T.V. Finance LLC 10.00% 20155,6,10	12,473	11,931
Tenneco Inc. 6.875% 2020	11,300	11,639
American Axle & Manufacturing Holdings, Inc. 9.25% 20175	10,000	11,225
Lear Corp. 7.875% 2018	10,000	11,025
Thomson Reuters Corp. 5.95% 2013	3,625	3,995
Thomson Reuters Corp. 6.50% 2018	5,900	6,894
Education Management LLC and Education Management Finance Corp. 8.75% 2014	10,390	10,650
Hanesbrands Inc., Series B, 3.831% 20146	2,005	2,015
Hanesbrands Inc. 8.00% 2016	2,600	2,837
Hanesbrands Inc. 6.375% 2020	5,000	4,975
Meritage Corp. 7.731% 20175	9,500	8,930
Allbritton Communications Co. 8.00% 2018	8,000	8,520
Marks and Spencer Group PLC 6.25% 20175	7,000	7,426
Marks and Spencer Group PLC 7.125% 20375	1,000	998
Seneca Gaming Corp. 8.25% 20185	7,925	8,401
Kohl’s Corp. 6.25% 2017	6,450	7,496
Kohl’s Corp. 6.875% 2037	500	581
Libbey Glass Inc. 10.00% 2015	6,749	7,407
Jarden Corp. 8.00% 2016	5,725	6,312
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,400	6,021
Lowe’s Companies, Inc. 3.75% 2021	3,000	2,940
Lowe’s Companies, Inc. 5.80% 2040	2,700	2,855
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20175	5,250	5,657
Walt Disney Co. 5.625% 2016	2,000	2,298
Needle Merger Sub Corp. 8.125% 20195	1,970	2,029
Grupo Televisa, SAB 6.625% 2040	1,500	1,601
Ford Motor Co. 9.50% 2011	1,000	1,025
		2,976,857

MORTGAGE-BACKED OBLIGATIONS7 — 3.97%
Fannie Mae 4.89% 2012	10,000	10,123
Fannie Mae 4.00% 2015	1,838	1,898
Fannie Mae 5.00% 2018	5,709	6,107
Fannie Mae 5.50% 2018	5,493	5,953
Fannie Mae 5.50% 2020	16,590	18,017
Fannie Mae 6.00% 2021	598	655
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,959	7,207
Fannie Mae 5.50% 2023	13,992	15,174
Fannie Mae 4.50% 2024	13,444	14,206
Fannie Mae 4.50% 2024	8,554	9,039
Fannie Mae 4.50% 2024	3,969	4,194
Fannie Mae 5.50% 2024	942	1,023
Fannie Mae 3.00% 2025	3,172	3,135
Fannie Mae 3.50% 2025	27,959	28,347
Fannie Mae 3.50% 2025	19,960	20,237
Fannie Mae 3.50% 2025	14,568	14,771
Fannie Mae 3.50% 2025	14,374	14,574
Fannie Mae 3.50% 2025	12,265	12,436
Fannie Mae 3.50% 2025	10,482	10,627
Fannie Mae 3.50% 2025	10,234	10,376
Fannie Mae 3.50% 2025	9,545	9,677
Fannie Mae 3.50% 2025	6,862	6,957
Fannie Mae 3.50% 2025	1,951	1,979
Fannie Mae 3.50% 2025	1,139	1,155
Fannie Mae 3.50% 2025	677	686
Fannie Mae 3.50% 2025	506	513
Fannie Mae 3.50% 2025	488	495
Fannie Mae 4.00% 2025	29,349	30,482
Fannie Mae 4.50% 2025	30,688	32,427
Fannie Mae 4.50% 2025	15,456	16,332
Fannie Mae 4.50% 2025	4,729	5,009
Fannie Mae 4.50% 2025	4,681	4,947
Fannie Mae 4.50% 2025	4,593	4,853
Fannie Mae, Series 2001-4, Class GA, 9.88% 20256	382	445
Fannie Mae, Series 2001-4, Class NA, 11.648% 20256	23	26
Fannie Mae 3.00% 2026	32,371	31,991
Fannie Mae 3.00% 2026	384	380
Fannie Mae 3.50% 2026	11,801	11,964
Fannie Mae 4.50% 2026	11,650	12,298
Fannie Mae 6.00% 2026	10,298	11,355
Fannie Mae 7.00% 2026	1,378	1,550
Fannie Mae 6.00% 2028	13,758	15,118
Fannie Mae 7.00% 2028	3,659	4,115
Fannie Mae 7.00% 2028	626	705
Fannie Mae, Series 2001-20, Class E, 9.618% 20316	337	391
Fannie Mae 5.50% 2033	2,228	2,406
Fannie Mae 5.00% 2035	58,923	62,501
Fannie Mae 5.50% 2035	2,156	2,328
Fannie Mae 5.50% 2036	18,162	19,584
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	5,394	5,915
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	16,436	17,790
Fannie Mae 5.606% 20376	7,309	7,779
Fannie Mae 6.00% 2037	130,414	142,590
Fannie Mae 6.00% 2037	33,294	36,402
Fannie Mae 6.00% 2037	17,881	19,623
Fannie Mae 6.00% 2037	13,485	14,744
Fannie Mae 6.00% 2037	12,424	13,582
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	12,120	13,242
Fannie Mae 6.00% 2037	3,377	3,698
Fannie Mae 6.00% 2037	1,962	2,148
Fannie Mae 6.00% 2037	880	963
Fannie Mae 6.00% 2037	848	916
Fannie Mae 6.50% 2037	6,915	7,766
Fannie Mae 6.50% 2037	5,855	6,575
Fannie Mae 6.50% 2037	4,847	5,458
Fannie Mae 6.50% 2037	4,333	4,858
Fannie Mae 7.00% 2037	3,170	3,519
Fannie Mae 7.00% 2037	2,298	2,550
Fannie Mae 7.50% 2037	2,676	2,971
Fannie Mae 7.50% 2037	1,087	1,207
Fannie Mae 7.50% 2037	220	244
Fannie Mae 7.50% 2037	175	199
Fannie Mae 7.50% 2037	165	183
Fannie Mae 8.00% 2037	106	118
Fannie Mae 5.00% 2038	2,693	2,846
Fannie Mae 5.50% 2038	5,554	5,988
Fannie Mae 6.00% 2038	20,166	22,079
Fannie Mae 6.00% 2038	16,481	18,014
Fannie Mae 6.00% 2038	13,137	14,387
Fannie Mae 6.00% 2038	12,814	14,033
Fannie Mae 6.00% 2038	6,425	7,036
Fannie Mae 4.50% 2039	71,257	73,597
Fannie Mae 6.00% 2039	5,744	6,279
Fannie Mae 3.50% 2040	28,176	26,902
Fannie Mae 3.50% 2040	19,932	19,030
Fannie Mae 3.50% 2040	14,401	13,750
Fannie Mae 3.50% 2040	10,908	10,415
Fannie Mae 3.50% 2040	8,964	8,559
Fannie Mae 3.50% 2040	6,893	6,581
Fannie Mae 4.00% 2040	24,453	24,381
Fannie Mae 4.00% 2040	24,416	24,343
Fannie Mae 4.00% 2040	21,272	21,210
Fannie Mae 4.00% 2040	19,197	19,141
Fannie Mae 4.00% 2040	17,414	17,364
Fannie Mae 4.50% 2040	30,367	31,307
Fannie Mae 4.50% 2040	7,552	7,785
Fannie Mae 4.50% 2040	5,919	6,101
Fannie Mae 4.50% 2040	4,009	4,132
Fannie Mae 4.50% 2040	1,303	1,343
Fannie Mae 4.50% 2040	605	624
Fannie Mae 4.50% 2040	497	512
Fannie Mae 4.50% 2040	273	281
Fannie Mae 4.50% 2040	189	195
Fannie Mae 4.50% 2040	170	175
Fannie Mae 4.50% 2040	50	51
Fannie Mae 4.50% 2040	30	31
Fannie Mae 5.00% 2040	22,542	23,836
Fannie Mae 6.00% 2040	14,690	16,052
Fannie Mae 3.50% 2041	17,000	16,211
Fannie Mae 3.50% 2041	16,314	15,576
Fannie Mae 3.50% 2041	14,304	13,658
Fannie Mae 3.50% 2041	7,967	7,606
Fannie Mae 3.50% 2041	1,755	1,676
Fannie Mae 4.00% 2041	9,209	9,182
Fannie Mae 4.00% 2041	2,250	2,243
Fannie Mae 4.00% 2041	2,222	2,216
Fannie Mae 4.50% 2041	52,214	53,818
Fannie Mae 4.50% 2041	13,786	14,210
Fannie Mae 4.50% 2041	12,000	12,351
Fannie Mae 4.50% 2041	10,345	10,663
Fannie Mae 4.50% 2041	6,648	6,852
Fannie Mae 4.50% 2041	6,244	6,436
Fannie Mae 4.50% 2041	5,243	5,404
Fannie Mae 4.50% 2041	5,197	5,357
Fannie Mae 4.50% 2041	4,006	4,129
Fannie Mae 4.50% 2041	1,997	2,058
Fannie Mae 4.50% 2041	1,927	1,987
Fannie Mae 4.50% 2041	997	1,027
Fannie Mae 4.50% 2041	688	709
Fannie Mae 4.50% 2041	127	131
Fannie Mae 4.50% 2041	98	101
Fannie Mae 5.00% 2041	30,000	31,669
Fannie Mae 5.00% 2041	11,750	12,425
Fannie Mae 5.50% 2041	102,500	110,332
Fannie Mae 6.00% 2041	17,000	18,591
Fannie Mae 6.50% 2041	6,019	6,770
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	896	991
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	727	810
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	492	576
Fannie Mae, Series 2002-W1, Class 2A, 7.231% 20426	1,128	1,283
Fannie Mae 6.50% 2047	2,283	2,531
Fannie Mae 6.50% 2047	2,269	2,515
Fannie Mae 6.50% 2047	1,996	2,213
Fannie Mae 6.50% 2047	1,446	1,603
Fannie Mae 6.50% 2047	1,109	1,230
Fannie Mae 6.50% 2047	1,022	1,133
Fannie Mae 6.50% 2047	899	996
Fannie Mae 7.00% 2047	1,637	1,817
Fannie Mae 7.00% 2047	1,399	1,553
Fannie Mae 7.00% 2047	1,306	1,450
Fannie Mae 7.00% 2047	1,081	1,199
Fannie Mae 7.00% 2047	163	181
Freddie Mac 5.00% 2018	3,327	3,566
Freddie Mac 5.50% 2018	1,913	2,075
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,020
Freddie Mac 5.50% 2019	5,352	5,814
Freddie Mac, Series 2289, Class NB, 11.134% 20226	68	77
Freddie Mac 5.00% 2023	11,861	12,660
Freddie Mac 5.00% 2023	10,828	11,559
Freddie Mac 5.00% 2023	8,859	9,457
Freddie Mac 5.00% 2023	3,701	3,969
Freddie Mac 6.00% 2026	2,015	2,211
Freddie Mac 6.00% 2027	3,305	3,627
Freddie Mac 2.71% 20356	3,174	3,324
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,758	4,131
Freddie Mac, Series 3257, Class PA, 5.50% 2036	17,099	18,560
Freddie Mac, Series 3286, Class JN, 5.50% 2037	21,722	23,403
Freddie Mac, Series 3312, Class PA, 5.50% 2037	17,224	18,568
Freddie Mac, Series 3318, Class JT, 5.50% 2037	12,400	13,360
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,971	16,736
Freddie Mac 6.00% 2037	559	613
Freddie Mac 6.50% 2038	12,431	13,980
Freddie Mac 6.50% 2038	4,605	5,165
Freddie Mac 5.00% 2039	9,618	10,186
Freddie Mac 5.00% 2039	7,634	8,089
Freddie Mac 5.00% 2039	4,390	4,637
Freddie Mac 4.00% 2041	21,918	21,813
Freddie Mac 4.00% 2041	10,891	10,839
Freddie Mac 4.00% 2041	4,993	4,969
Freddie Mac 4.00% 2041	2,995	2,981
Freddie Mac 4.00% 2041	386	384
Government National Mortgage Assn. 10.00% 2021	691	810
Government National Mortgage Assn. 10.00% 2025	636	739
Government National Mortgage Assn. 4.00% 2040	103,315	104,903
Government National Mortgage Assn. 4.00% 2040	5,362	5,444
Government National Mortgage Assn. 4.50% 2040	5,019	5,256
Government National Mortgage Assn. 4.50% 2040	1,075	1,127
Government National Mortgage Assn. 5.00% 2040	5,471	5,869
Government National Mortgage Assn. 5.00% 2040	2,005	2,151
Government National Mortgage Assn. 3.50% 2041	2,466	2,387
Government National Mortgage Assn. 4.00% 2041	1,949	1,979
Government National Mortgage Assn. 4.00% 2041	1,449	1,472
Government National Mortgage Assn. 4.50% 2041	1,029	1,079
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20375	7,250	7,749
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20375	20,000	21,631
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20375	29,375	31,558
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20375	15,500	16,614
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20375	550	588
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,519	1,527
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,201	2,337
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	706	706
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	8,059	8,410
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	7,181	6,951
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 20376	9,191	6,107
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20376	6,436	3,572
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,745	6,935
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20386	747	746
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.995% 20396	18,880	20,457
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20406	1,361	1,401
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	10,900	11,613
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.726% 20366	10,000	7,430
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.569% 20376	13,097	9,047
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.625% 20376	35,872	29,551
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.673% 20376	11,959	9,956
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	28,543	27,575
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	8,824
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,095	2,974
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.502% 20476	13,454	8,927
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.553% 20476	8,460	5,724
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	862	871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	535	544
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	2,873	2,871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.061% 20456	14,700	16,411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20465	24,000	24,474
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,952	4,007
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 5.964% 20376	14,627	12,053
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.722% 20476	15,427	11,046
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.743% 20476	28,234	21,503
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	10,756	11,234
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.446% 20446	22,000	24,041
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	5,724	5,831
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	351	353
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.513% 20446	13,000	14,266
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.493% 20456	17,000	17,623
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 3-A1, 5.25% 20356	5,334	5,316
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.593% 20366	4,870	3,340
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.512% 20366	5,515	4,098
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.675% 20366	10,524	8,435
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.454% 20376	7,951	6,010
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.295% 20476	4,990	3,276
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	27,410	29,563
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	7,359	7,526
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	10,000	10,563
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.078% 20386	7,000	7,774
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.209% 20366	11,973	9,767
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.365% 20366	25,515	14,265
Bank of America 5.50% 20125	22,500	23,509
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20436	20,250	22,231
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20456	3,000	3,272
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.393% 20456	17,730	18,278
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,5	18,763	19,409
Nationwide Building Society, Series 2007-2, 5.50% 20125	17,500	18,355
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	22,051	14,939
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20446	5,500	6,014
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	8,000	8,797
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20426	14,070	14,539
Citicorp Mortgage Securities, Inc. 5.50% 2035	12,475	12,498
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	11,422	12,421
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20355	10,000	10,442
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 2.934% 20356	9,679	7,593
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 4.718% 20366	3,884	2,693
Bank of Montreal 2.85% 20155	10,000	10,269
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.60% 20356	13,639	10,125
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	6,407	6,471
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	2,028	2,075
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20355,6	7,948	8,242
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20465	7,771	7,985
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	7,196
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20376	12,426	6,903
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.629% 20366	6,200	5,887
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.585% 20366	7,952	5,022
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.366% 20356	2,791	2,451
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.376% 20376	3,795	2,558
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,786	4,869
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.303% 20356	5,124	4,687
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.383% 20376	7,623	4,381
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20115	750	748
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	2,309	2,329
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,479	2,275
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	3,872	2,130
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.714% 20366	1,913	1,546
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.886% 20366	2,273	1,514
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.867% 20315,6	16,307	297
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	350	350
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	479	481
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	214	208
		2,888,586

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.77%
U.S. Treasury 1.125% 2011	32,585	32,784
U.S. Treasury 4.50% 2011	16,165	16,573
U.S. Treasury 4.625% 2011	261,750	269,474
U.S. Treasury 0.625% 2012	56,375	56,593
U.S. Treasury 0.625% 2012	17,150	17,193
U.S. Treasury 4.875% 2012	203,000	210,489
U.S. Treasury 1.50% 2013	40,000	40,661
U.S. Treasury 1.75% 2013	145,000	148,254
U.S. Treasury 1.875% 201312	30,119	32,790
U.S. Treasury 2.75% 2013	109,500	114,816
U.S. Treasury 3.375% 2013	112,250	119,038
U.S. Treasury 4.25% 2013	42,332	45,765
U.S. Treasury 1.25% 2014	60,550	60,983
U.S. Treasury 1.875% 2014	10,555	10,821
U.S. Treasury 1.875% 201512	43,228	48,450
U.S. Treasury 2.125% 2016	50,000	50,527
U.S. Treasury 3.25% 2016	18,395	19,513
U.S. Treasury 4.50% 2016	6,175	6,931
U.S. Treasury 7.50% 2016	20,000	25,609
U.S. Treasury 2.50% 2017	25,800	25,915
U.S. Treasury 3.50% 2018	106,050	112,032
U.S. Treasury 3.125% 2019	9,800	9,939
U.S. Treasury 3.375% 2019	15,000	15,371
U.S. Treasury 8.125% 2019	24,000	33,278
U.S. Treasury 3.50% 2020	13,900	14,269
U.S. Treasury 3.625% 2020	8,100	8,423
U.S. Treasury 8.75% 2020	10,600	15,415
U.S. Treasury 6.25% 2023	109,000	136,922
U.S. Treasury 6.875% 2025	7,800	10,396
U.S. Treasury 6.00% 2026	20,000	24,691
U.S. Treasury 6.75% 2026	18,422	24,409
U.S. Treasury 4.50% 2036	188,640	193,386
U.S. Treasury 3.50% 2039	135,000	115,171
U.S. Treasury 4.25% 2039	10,750	10,482
U.S. Treasury 4.375% 2039	14,000	13,925
U.S. Treasury 3.875% 2040	18,500	16,844
U.S. Treasury 4.25% 2040	2,600	2,528
U.S. Treasury 4.375% 2040	16,700	16,598
U.S. Treasury 4.625% 2040	236,195	244,795
U.S. Treasury 4.75% 2041	149,000	157,451
Fannie Mae 1.00% 2013	6,850	6,866
Fannie Mae 6.25% 2029	47,000	57,236
Freddie Mac 1.125% 2012	35,125	35,481
CoBank ACB 7.875% 20185	10,000	11,381
CoBank ACB 0.91% 20225,6	8,315	7,033
Federal Home Loan Bank 0.137% 20116	14,200	14,204
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,621
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,776
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,719
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,368
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,950
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,886
Federal Agricultural Mortgage Corp. 5.50% 20115	3,000	3,030
Tennessee Valley Authority, Series A, 3.875% 2021	850	865
		2,739,920

INFORMATION TECHNOLOGY — 1.93%
First Data Corp., Term Loan B2, 2.963% 20146,7,8	100,352	95,522
First Data Corp. 9.875% 2015	18,241	18,879
First Data Corp. 9.875% 2015	320	332
First Data Corp. 10.55% 201510	11,871	12,347
First Data Corp. 11.25% 2016	177,050	179,706
First Data Corp. 7.375% 20195	25,075	25,670
First Data Corp. 8.875% 20205	7,300	8,030
First Data Corp. 8.25% 20215	68,622	68,622
First Data Corp. 12.625% 20215	93,576	103,051
First Data Corp. 8.75% 20225,6,10	103,826	104,086
Freescale Semiconductor, Inc. 8.875% 2014	46,005	48,190
Freescale Semiconductor, Inc. 9.125% 20146,10	31,788	33,298
Freescale Semiconductor, Inc., Term Loan, 4.493% 20166,7,8	36,838	36,884
Freescale Semiconductor, Inc. 10.125% 2016	74,260	80,015
Freescale Semiconductor, Inc. 9.25% 20185	18,000	20,070
Freescale Semiconductor, Inc. 10.125% 20185	34,350	39,202
NXP BV and NXP Funding LLC 3.028% 20136	10,298	10,285
NXP BV and NXP Funding LLC 10.00% 20134	37,639	42,297
NXP BV and NXP Funding LLC 9.50% 2015	36,735	39,490
NXP BV and NXP Funding LLC 9.75% 20185	37,395	43,472
Sanmina-SCI Corp. 6.75% 2013	23,100	23,331
Sanmina-SCI Corp. 3.06% 20145,6	23,750	23,631
Sanmina-SCI Corp. 8.125% 2016	71,830	75,242
SunGard Data Systems Inc. 7.375% 20185	28,000	29,050
SunGard Data Systems Inc. 7.625% 20205	23,165	24,265
Cisco Systems, Inc. 0.559% 20146	10,000	10,049
Cisco Systems, Inc. 2.90% 2014	10,000	10,504
Cisco Systems, Inc. 3.15% 2017	10,000	10,151
Cisco Systems, Inc. 4.95% 2019	20,000	21,725
Jabil Circuit, Inc. 8.25% 2018	29,225	33,682
Jabil Circuit, Inc. 5.625% 2020	11,150	11,206
International Business Machines Corp. 2.00% 2016	35,000	34,560
Ceridian Corp. 11.25% 2015	28,425	29,704
Advanced Micro Devices, Inc. 8.125% 2017	20,250	21,516
Advanced Micro Devices, Inc. 7.75% 2020	6,250	6,547
National Semiconductor Corp. 6.15% 2012	15,000	15,712
Serena Software, Inc. 10.375% 2016	13,430	14,236
		1,404,559

TELECOMMUNICATION SERVICES — 1.83%
Sprint Capital Corp. 8.375% 2012	10,775	11,435
Nextel Communications, Inc., Series E, 6.875% 2013	76,000	77,140
Nextel Communications, Inc., Series F, 5.95% 2014	46,560	47,142
Nextel Communications, Inc., Series D, 7.375% 2015	186,970	189,307
Wind Acquisition SA 11.75% 20175	84,675	98,858
Wind Acquisition SA 7.25% 20185	34,055	36,098
Verizon Communications Inc. 3.75% 2011	19,750	19,777
ALLTEL Corp. 7.00% 2012	7,686	8,225
Verizon Communications Inc. 5.55% 2014	37,250	41,096
Verizon Communications Inc. 4.90% 2015	3,560	3,933
Verizon Communications Inc. 3.00% 2016	17,000	17,178
Verizon Communications Inc. 5.50% 2017	18,000	20,222
Verizon Communications Inc. 8.75% 2018	5,000	6,493
Verizon Communications Inc. 4.60% 2021	8,660	8,866
Verizon Communications Inc. 6.00% 2041	7,725	8,017
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	44,435	48,545
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20155	35,805	39,117
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	18,320	19,877
LightSquared, Term Loan B, 12.00% 20147,8,10	88,568	89,786
Crown Castle International Corp. 9.00% 2015	33,850	37,743
Crown Castle International Corp. 7.75% 20175	9,950	11,045
Crown Castle International Corp. 7.125% 2019	19,000	20,401
Vodafone Group PLC, Term Loan, 6.875% 20153,7,8,10	64,579	66,839
AT&T Wireless Services, Inc. 8.125% 2012	11,935	12,808
AT&T Inc. 4.95% 2013	28,750	30,632
SBC Communications Inc. 5.10% 2014	3,500	3,863
AT&T Inc. 2.95% 2016	2,700	2,716
SBC Communications Inc. 5.625% 2016	10,000	11,281
Frontier Communications Corp. 7.875% 2015	18,475	20,092
Frontier Communications Corp. 8.25% 2017	23,675	25,776
Frontier Communications Corp. 8.50% 2020	6,950	7,567
Frontier Communications Corp. 8.75% 2022	4,400	4,785
Cricket Communications, Inc. 10.00% 2015	5,895	6,514
Cricket Communications, Inc. 7.75% 2016	48,115	51,603
American Tower Corp. 4.625% 2015	10,000	10,544
American Tower Corp. 7.00% 2017	12,431	14,125
American Tower Corp. 7.25% 2019	24,050	27,357
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,263
Telecom Italia Capital SA 5.25% 2015	14,000	14,752
Telecom Italia Capital SA 6.999% 2018	16,500	18,413
Trilogy International Partners, LLC, 10.25% 20165	22,150	23,147
tw telecom holdings inc. 8.00% 2018	20,000	21,825
Telefónica Emisiones, SAU 3.729% 2015	3,050	3,132
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,210
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,100
SBA Telecommunications, Inc. 8.00% 2016	16,675	18,155
Intelsat, Ltd. 8.875% 2015	8,000	8,237
Intelsat Jackson Holding Co. 8.50% 2019	3,500	3,789
Sorenson Communications 10.50% 20155	15,525	11,527
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,903
Syniverse Holdings, Inc. 9.125% 20195	7,800	8,405
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,095
Level 3 Financing, Inc. 9.25% 2014	2,582	2,692
		1,328,448

INDUSTRIALS — 1.79%
Continental Airlines, Inc. 8.75% 2011	19,725	20,341
United Air Lines, Inc., Term Loan B, 2.313% 20146,7,8	21,738	21,213
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20167	5,348	5,385
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20177	5,356	5,369
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20187	642	638
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20187	283	284
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20197	13,956	14,689
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	2,791	2,967
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,7,9	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20197	407	413
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20207	14,312	15,081
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20207	506	495
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20207	9,630	9,582
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20217	657	706
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20215,7	4,845	4,639
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20217	2,129	2,132
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20227	3,612	3,765
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20227	11,073	11,129
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20227	2,870	3,090
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20227	5,370	5,876
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20227	4,596	4,665
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20247	11,116	11,220
Northwest Airlines, Inc., Term Loan B, 3.81% 20136,7,8	3,861	3,726
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20147	43,595	45,066
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20155,7	12,500	12,000
Northwest Airlines, Inc., Term Loan A, 2.06% 20186,7,8	50,593	45,534
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20247	22,480	22,873
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.207% 20146,7,8	5,335	4,712
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.211% 20146,7,8	87,178	77,008
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20146,7,8	22,418	22,842
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	3,570	3,043
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,10	14,057	11,949
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	989
US Investigations Services, Inc., Term Loan B, 3.059% 20156,7,8	18,333	18,230
US Investigations Services, Inc., Term Loan B, 7.75% 20156,7,8	22,063	22,284
US Investigations Services, Inc. 10.50% 20155	49,850	53,277
US Investigations Services, Inc. 11.75% 20165	19,814	21,325
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	25,868	30,654
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	17,046	20,242
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,7,8	12,000	13,080
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20127	11,745	11,763
AMR Corp. 9.00% 2012	11,000	11,110
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20137	17,138	17,534
AMR Corp. 9.00% 2016	2,000	1,965
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20197	12,386	11,736
AMR Corp. 10.00% 2021	3,000	2,790
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20227	5,610	4,908
General Electric Capital Corp. 0.924% 20146	35,000	35,062
General Electric Capital Corp., Series A, 2.25% 2015	12,000	11,776
General Electric Co. 5.25% 2017	11,250	12,474
CEVA Group PLC, Bridge Loan, 9.75% 20153,6,7,8	32,191	29,776
CEVA Group PLC 11.625% 20165	2,450	2,723
CEVA Group PLC 8.375% 20175	9,050	9,412
CEVA Group PLC 11.50% 20185	15,675	17,184
Ply Gem Industries, Inc. 13.125% 2014	3,837	4,249
Ply Gem Industries, Inc. 8.25% 20185	45,850	47,340
Ashtead Capital, Inc. 9.00% 20165	46,185	48,956
ARAMARK Corp. 3.804% 20156	12,786	12,818
ARAMARK Corp. 8.50% 2015	28,450	29,837
ARAMARK Corp. 8.625% 20165,10	2,000	2,065
Associated Materials, LLC 9.125% 20175	37,115	40,038
TransDigm Inc. 7.75% 20185	36,395	39,398
Union Pacific Corp. 5.125% 2014	15,325	16,777
Union Pacific Corp. 5.75% 2017	2,065	2,359
Union Pacific Corp. 5.70% 2018	8,000	9,093
RailAmerica, Inc. 9.25% 2017	23,149	25,869
Koninklijke Philips Electronics NV 5.75% 2018	18,250	20,670
Kansas City Southern Railway Co. 13.00% 2013	5,599	6,642
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,635
Kansas City Southern de México, SA de CV 8.00% 2018	10,000	11,125
Iron Mountain Inc. 8.375% 2021	15,000	16,050
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	15,864
Esterline Technologies Corp. 6.625% 2017	12,500	13,156
Esterline Technologies Corp. 7.00% 2020	2,240	2,402
Volvo Treasury AB 5.95% 20155	13,875	15,325
Honeywell International Inc. 3.875% 2014	13,605	14,603
Euramax International, Inc. 9.50% 20165	13,825	14,447
Florida East Coast Railway 8.125% 20175	12,075	12,860
WMX Technologies, Inc. 7.10% 20261	10,125	12,105
Sequa Corp., Term Loan B, 3.50% 20146,7,8	11,596	11,519
USG Corp. 9.75% 20186	10,500	11,104
Nortek Inc. 10.00% 20185	10,130	10,890
Norfolk Southern Corp. 5.75% 2016	6,710	7,617
Norfolk Southern Corp. 5.75% 2018	2,000	2,275
CSX Corp. 5.75% 2013	4,960	5,367
CSX Corp. 6.25% 2015	3,460	3,959
H&E Equipment Services, Inc. 8.375% 2016	7,800	8,141
Atlas Copco AB 5.60% 20175	7,405	8,053
Allied Waste North America, Inc. 6.875% 2017	7,250	7,894
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,5,7	5,255	5,354
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,5,7	2,006	2,150
RBS Global, Inc. and Rexnord LLC 11.75% 2016	550	593
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,900	5,341
Lockheed Martin Corp. 4.121% 2013	5,000	5,300
ERAC USA Finance Co. 5.25% 20205	5,000	5,220
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,965	2,049
Navios Maritime Holdings Inc. 8.125% 20195	2,775	2,817
John Deere Capital Corp. 5.40% 2011	2,000	2,047
John Deere Capital Corp., Series D, 5.50% 2017	1,000	1,139
Odebrecht Finance Ltd 6.00% 20235	3,100	3,108
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,115	1,174
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 8.25% 20215	1,700	1,802
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,255
		1,305,577

HEALTH CARE — 1.36%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	44,520	46,523
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	63,540	68,226
Elan Finance PLC and Elan Finance Corp. 8.75% 20165	23,615	25,298
VWR Funding, Inc., Series B, 10.25% 20156,10	79,476	83,847
HealthSouth Corp. 10.75% 2016	74,200	79,023
PTS Acquisition Corp. 9.50% 20156,10	73,796	75,826
Boston Scientific Corp. 6.25% 2015	14,880	16,407
Boston Scientific Corp. 6.40% 2016	21,735	24,376
Boston Scientific Corp. 6.00% 2020	21,330	23,123
Pfizer Inc 4.45% 2012	13,000	13,451
Pfizer Inc 5.35% 2015	20,000	22,584
Pfizer Inc 6.20% 2019	7,500	8,757
Pfizer Inc 7.20% 2039	10,000	12,671
Tenet Healthcare Corp. 7.375% 2013	32,447	34,475
Tenet Healthcare Corp. 9.25% 2015	19,595	21,554
Roche Holdings Inc. 6.00% 20195	30,500	35,090
Roche Holdings Inc. 7.00% 20395	10,000	12,255
Novartis Capital Corp. 4.125% 2014	17,250	18,550
Novartis Capital Corp. 2.90% 2015	14,000	14,484
Novartis Securities Investment Ltd. 5.125% 2019	7,000	7,686
HCA Inc., Term Loan B1, 2.557% 20136,7,8	8,608	8,614
HCA Inc. 9.125% 2014	5,090	5,370
HCA Inc. 6.375% 2015	2,400	2,484
HCA Inc. 9.25% 2016	5,480	5,905
HCA Inc. 9.625% 20166,10	3,000	3,229
HCA Inc., Term Loan B2, 3.557% 20176,7,8	6,292	6,309
Abbott Laboratories 2.70% 2015	10,000	10,274
Abbott Laboratories 5.125% 2019	14,000	15,348
Merge Healthcare Inc 11.75% 2015	18,410	19,975
Express Scripts Inc. 3.125% 2016	8,864	8,902
Express Scripts Inc. 7.25% 2019	8,985	10,869
Symbion Inc. 11.75% 20156,10	19,835	18,843
Grifols Inc 8.25% 20185	17,515	18,259
Sanofi-aventis SA 0.508% 20136	10,000	10,021
Sanofi-aventis SA 0.618% 20146	7,500	7,539
Quintiles Transnational 9.50% 20145,6,10	16,760	17,221
Surgical Care Affiliates, Inc. 8.875% 20155,6,10	6,591	6,839
Surgical Care Affiliates, Inc. 10.00% 20175	9,500	9,856
Patheon Inc. 8.625% 20175	15,636	16,379
Vanguard Health Systems Inc. 0% 20165	23,970	15,640
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,558
UnitedHealth Group Inc. 6.00% 2017	12,430	14,106
Multiplan Inc. 9.875% 20185	10,455	11,370
Cardinal Health, Inc. 5.80% 2016	10,000	11,242
WellPoint, Inc. 6.00% 2014	10,000	11,139
Biogen Idec Inc. 6.00% 2013	6,000	6,441
Biogen Idec Inc. 6.875% 2018	3,650	4,209
McKesson Corp. 3.25% 2016	6,525	6,676
McKesson Corp. 4.75% 2021	3,475	3,595
Bausch & Lomb Inc. 9.875% 2015	9,175	9,932
Endo Pharmaceuticals Holdings Inc. 7.00% 20205	8,850	9,116
Coventry Health Care, Inc. 6.30% 2014	8,370	8,965
Medco Health Solutions, Inc. 2.75% 2015	8,330	8,338
Accellent Inc. 8.375% 2017	5,900	6,350
Rotech Healthcare Inc. 10.50% 20185	3,125	3,180
		991,299

ENERGY — 1.06%
Petroplus Finance Ltd. 6.75% 20145	16,765	16,514
Petroplus Finance Ltd. 7.00% 20175	52,675	50,305
Petroplus Finance Ltd. 9.375% 20195	32,920	33,578
Ras Laffan Liquefied Natural Gas III 5.50% 20145	2,400	2,617
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145,7	7,493	8,231
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20147	1,680	1,846
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,567
Ras Laffan Liquefied Natural Gas III 6.75% 20195	1,000	1,142
Ras Laffan Liquefied Natural Gas II 5.298% 20205,7	32,121	34,000
Ras Laffan Liquefied Natural Gas III 5.838% 20275,7	45,650	46,719
TransCanada PipeLines Ltd. 6.50% 2018	375	441
TransCanada PipeLines Ltd. 7.125% 2019	14,105	17,249
TransCanada PipeLines Ltd. 6.20% 2037	400	436
TransCanada PipeLines Ltd. 7.625% 2039	11,250	14,258
TransCanada PipeLines Ltd. 6.35% 20676	61,150	62,363
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,549
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	11,362
Kinder Morgan Energy Partners LP 3.50% 2016	33,950	34,699
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,335
Kinder Morgan Energy Partners LP 9.00% 2019	1,660	2,137
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,911
Kinder Morgan Energy Partners LP 6.85% 2020	2,400	2,800
Kinder Morgan Energy Partners LP 6.55% 2040	2,250	2,418
Kinder Morgan Energy Partners LP 6.375% 2041	2,500	2,635
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,742
Anadarko Petroleum Corp. 6.375% 2017	8,000	9,048
Anadarko Petroleum Corp. 8.70% 2019	29,710	37,309
Anadarko Petroleum Corp. 6.20% 2040	4,000	4,002
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,183
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	8,630	9,045
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	8,568
Williams Partners L.P. 4.125% 2020	6,500	6,336
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	5,460	5,817
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 2040	2,250	2,415
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,989
Enbridge Energy Partners, LP 9.875% 2019	12,000	15,875
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,246
Enbridge Energy Partners, LP 8.05% 20776	10,500	11,485
Shell International Finance BV 1.875% 2013	10,000	10,230
Shell International Finance BV 4.00% 2014	20,000	21,480
Shell International Finance BV 5.50% 2040	1,500	1,559
Gazprom OJSC 5.092% 20155	12,755	13,393
Gazprom OJSC 6.51% 20225	4,700	4,994
Gazprom OJSC 7.288% 2037	6,000	6,488
Gazprom OJSC 7.288% 20375	4,650	5,028
StatoilHydro ASA 3.875% 2014	10,000	10,718
Statoil ASA 3.125% 2017	10,000	10,008
StatoilHydro ASA 5.25% 2019	2,000	2,207
Enbridge Inc. 5.60% 2017	20,067	22,629
Enterprise Products Operating LLC 5.65% 2013	10,000	10,796
Enterprise Products Operating LLC 7.00% 20676	4,830	4,841
Husky Energy Inc. 5.90% 2014	5,000	5,563
Husky Energy Inc. 7.25% 2019	2,655	3,203
Husky Energy Inc. 6.80% 2037	5,675	6,400
Williams Companies, Inc. 7.875% 2021	3,796	4,818
Williams Companies, Inc. 8.75% 2032	7,799	10,282
Total Capital SA 3.00% 2015	11,500	11,880
Total Capital SA 3.125% 2015	1,200	1,244
Total Capital SA 4.45% 2020	1,000	1,041
Cenovus Energy Inc. 4.50% 2014	12,000	13,004
Energy Transfer Partners, LP 7.50% 2020	9,500	10,450
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20215,7	8,660	9,167
Rockies Express Pipeline LLC 6.25% 20135	3,195	3,437
Rockies Express Pipeline LLC 6.85% 20185	4,860	5,415
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,350
General Maritime Corp. 12.00% 2017	8,500	7,990
BG Energy Capital PLC 2.50% 20155	7,000	6,973
PTT Exploration & Production Ltd 5.692% 20215	6,580	6,677
XTO Energy Inc. 5.50% 2018	2,500	2,873
XTO Energy Inc. 6.75% 2037	3,000	3,796
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,842
Reliance Holdings Ltd. 4.50% 20205	2,760	2,616
Reliance Holdings Ltd. 6.25% 20405	2,250	2,150
Petrobras International 5.375% 2021	4,000	4,077
Chevron Corp. 3.95% 2014	500	538
Chevron Corp. 4.95% 2019	2,300	2,558
Qatar Petroleum 5.579% 20115,7	2,224	2,228
Devon Financing Corp. ULC 7.875% 2031	1,250	1,636
Laredo Petroleum, Inc. 9.50% 20195	1,325	1,411
		773,162

CONSUMER STAPLES — 0.91%
Altria Group, Inc. 9.70% 2018	18,000	24,001
Altria Group, Inc. 9.25% 2019	54,890	72,362
Altria Group, Inc. 9.95% 2038	23,500	33,847
Anheuser-Busch InBev NV 2.50% 2013	5,000	5,127
Anheuser-Busch InBev NV 7.20% 2014	2,500	2,859
Anheuser-Busch InBev NV 3.625% 2015	23,500	24,659
Anheuser-Busch InBev NV 4.125% 2015	14,950	16,013
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,394
Anheuser-Busch InBev NV 5.375% 2020	4,950	5,451
SUPERVALU INC. 7.50% 2012	3,323	3,489
Albertson’s, Inc. 7.25% 2013	14,122	14,634
SUPERVALU INC. 7.50% 2014	1,000	1,030
SUPERVALU INC., Term Loan B2, 3.461% 20156,7,8	867	869
SUPERVALU INC. 8.00% 2016	35,960	37,533
SUPERVALU INC., Term Loan B3, 3.273% 20186,7,8	489	489
Albertson’s, Inc. 7.45% 2029	2,000	1,685
Albertson’s, Inc. 8.00% 2031	7,205	6,232
Rite Aid Corp. 9.75% 2016	10,000	11,312
Rite Aid Corp. 10.375% 2016	2,125	2,327
Rite Aid Corp. 10.25% 2019	13,790	15,376
Rite Aid Corp. 8.00% 2020	11,450	12,395
PepsiCo, Inc. 3.10% 2015	15,000	15,779
PepsiCo, Inc. 7.90% 2018	15,000	19,187
PepsiCo, Inc. 3.125% 2020	2,500	2,346
PepsiCo, Inc. 4.875% 2040	2,000	1,917
Wal-Mart Stores, Inc. 2.875% 2015	15,000	15,584
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,175
Wal-Mart Stores, Inc. 3.25% 2020	10,010	9,499
Wal-Mart Stores, Inc. 4.875% 2040	3,000	2,784
Stater Bros. Holdings Inc. 7.75% 2015	19,250	20,116
Stater Bros. Holdings Inc. 7.375% 20185	8,575	8,972
Wesfarmers Ltd. 6.998% 20135	25,000	27,560
Constellation Brands, Inc. 8.375% 2014	3,675	4,199
Constellation Brands, Inc. 7.25% 2017	21,000	22,995
Coca-Cola Co. 1.50% 2015	15,000	14,591
Coca-Cola Co. 3.15% 2020	6,700	6,378
Tyson Foods, Inc. 10.50% 2014	6,050	7,336
Tyson Foods, Inc. 6.85% 20166	11,500	12,909
Delhaize Group 6.50% 2017	3,850	4,392
Delhaize Group 5.70% 2040	15,691	15,054
Unilever Capital Corp. 3.65% 2014	17,500	18,614
Procter & Gamble Co. 3.50% 2015	17,250	18,392
Kroger Co. 6.40% 2017	8,250	9,627
Kroger Co. 6.80% 2018	4,045	4,775
The Kroger Co. 7.00% 2018	172	203
Diageo Capital PLC 5.50% 2016	11,161	12,573
British American Tobacco International Finance PLC 9.50% 20185	8,705	11,676
Kimberly-Clark Corp. 7.50% 2018	9,000	11,273
Tesco PLC 5.50% 20175	9,000	10,121
Safeway Inc. 5.00% 2019	3,000	3,113
Safeway Inc. 3.95% 2020	5,310	5,131
Smithfield Foods, Inc., Series B, 7.75% 2013	1,495	1,624
Smithfield Foods, Inc. 10.00% 2014	2,696	3,208
Spectrum Brands Inc. 9.50% 20185	3,000	3,367
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,344
		661,898

UTILITIES — 0.87%
Edison Mission Energy 7.50% 2013	35,525	35,525
Edison Mission Energy 7.75% 2016	35,300	30,535
Midwest Generation, LLC, Series B, 8.56% 20167	14,514	14,913
Edison Mission Energy 7.00% 2017	19,525	15,571
Edison Mission Energy 7.20% 2019	39,450	31,067
Homer City Funding LLC 8.734% 20267	11,917	10,606
Edison Mission Energy 7.625% 2027	20,850	15,585
NRG Energy, Inc. 7.375% 2016	48,975	50,934
NRG Energy, Inc. 7.375% 2017	14,400	15,102
NRG Energy, Inc. 8.25% 2020	3,850	4,071
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,876
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	15,450
Sierra Pacific Resources 6.75% 2017	21,865	22,479
NV Energy, Inc 6.25% 2020	17,500	18,161
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	32,064
CMS Energy Corp. 6.25% 2020	20,000	21,346
TXU, Term Loan, 4.775% 20176,7,8	51,017	40,914
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	10,055	10,382
MidAmerican Energy Co. 5.95% 2017	10,625	12,217
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,219
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,225
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,548
Electricité de France SA 5.50% 20145	15,000	16,500
Electricité de France SA 6.95% 20395	8,000	9,518
Israel Electric Corp. Ltd. 9.375% 20205	16,215	19,765
Israel Electric Corp. Ltd. 8.10% 20965	4,905	5,051
AES Corp. 7.75% 2015	10,000	10,975
AES Corp. 8.00% 2017	4,000	4,370
AES Corp. 8.00% 2020	7,000	7,700
Intergen Power 9.00% 20175	16,000	17,440
CenterPoint Energy Resources Corp. 4.50% 20215	15,905	16,186
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	13,850	15,147
E.ON International Finance BV 5.80% 20185	13,000	14,649
Allegheny Energy Supply Co., LLC 8.25% 20125	13,835	14,634
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,395
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,190
PG&E Corp. 5.75% 2014	9,000	9,906
Veolia Environnement 5.25% 2013	8,000	8,571
Eskom Holdings Ltd. 5.75% 20215	6,820	6,991
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,726
Teco Finance, Inc. 5.15% 2020	5,000	5,283
Xcel Energy Inc. 4.70% 2020	5,000	5,216
AES Panamá, SA 6.35% 20165	4,500	4,832
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20175	4,000	4,291
		635,126

MATERIALS — 0.72%
Georgia Gulf Corp. 10.75% 2016	3,385	3,639
Georgia Gulf Corp. 9.00% 20175	54,565	60,840
ArcelorMittal 3.75% 2015	10,000	10,257
ArcelorMittal 3.75% 2016	6,190	6,283
ArcelorMittal 5.50% 2021	20,000	20,314
ArcelorMittal 6.75% 2041	15,000	15,401
International Paper Co. 7.40% 2014	12,500	14,358
International Paper Co. 7.95% 2018	22,545	27,444
International Paper Co. 7.30% 2039	5,615	6,432
Reynolds Group 7.75% 20165	8,180	8,712
Reynolds Group 8.50% 20185	21,400	22,149
Reynolds Group 7.125% 20195	14,350	15,032
Dow Chemical Co. 7.60% 2014	30,450	35,372
E.I. du Pont de Nemours and Co. 0.728% 20146	35,000	35,162
Owens-Brockway Glass Container Inc. 6.75% 2014	585	600
Owens-Brockway Glass Container Inc. 7.375% 2016	29,105	32,234
Nalco Co. 8.25% 2017	17,485	19,124
Nalco Co. 6.625% 20195	12,985	13,439
Ball Corp. 7.125% 2016	12,700	13,907
Ball Corp. 6.75% 2020	9,550	10,099
Ball Corp. 5.75% 2021	8,615	8,550
Teck Resources Ltd. 10.75% 2019	24,000	30,735
Graphic Packaging International, Inc. 9.50% 2017	13,150	14,794
Graphic Packaging International, Inc. 7.875% 2018	1,500	1,641
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	13,075
Ardagh Packaging Finance 7.375% 20175	7,150	7,713
Ardagh Packaging Finance 9.125% 20205	4,500	4,995
LBI Escrow Corp 8.00% 20175	8,510	9,510
Anglo American Capital PLC 2.15% 20135	8,015	8,115
MacDermid 9.50% 20175	7,300	7,811
JMC Steel Group Inc. 8.25% 20185	5,660	5,957
Georgia-Pacific Corp. 8.125% 2011	5,875	5,912
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,350	5,905
Smurfit Capital Funding PLC 7.50% 2025	5,575	5,450
Packaging Dynamics Corp. 8.75% 20165	4,985	5,191
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,339
Arbermarle Corp. 5.10% 2015	2,570	2,786
Plastipak Holdings, Inc. 8.50% 20155	2,275	2,400
Solutia Inc. 8.75% 2017	1,680	1,867
Consolidated Minerals Ltd. 8.875% 20165	1,545	1,568
Airgas, Inc. 7.125% 2018	1,250	1,361
Praxair, Inc. 4.375% 2014	1,000	1,079
CEMEX SA 9.25% 20205	979	1,006
Newpage Corp. 11.375% 2014	875	875
CRH America, Inc. 8.125% 2018	500	600
		523,033

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.22%
United Mexican States Government Global 5.875% 2014	20,000	22,065
United Mexican States Government Global, Series A, 6.75% 2034	3,990	4,569
Hungarian Government 6.25% 2020	21,310	22,130
Hungarian Government 7.625% 2041	2,830	3,004
Croatian Government 6.75% 20195	14,000	14,907
Croatian Government 6.75% 2019	5,500	5,856
Croatian Government 6.625% 20205	2,000	2,104
Croatian Government 6.375% 20215	1,175	1,197
Polish Government 5.25% 2014	1,500	1,613
Polish Government 6.375% 2019	18,985	21,329
Russian Federation 7.50% 20307	12,344	14,442
France Government Agency-Guaranteed, Société Finance 2.875% 20145	10,000	10,411
Province of Ontario, Series 1, 1.875% 2012	10,000	10,203
South Africa (Republic of) 6.875% 2019	2,050	2,395
South Africa (Republic of) 5.50% 2020	3,200	3,416
South Africa (Republic of) 6.25% 2041	3,715	3,864
Brazil (Federal Republic of) Global 6.00% 2017	4,200	4,799
Brazil (Federal Republic of) Global 7.125% 2037	2,000	2,410
State of Qatar 9.75% 2030	4,000	5,830
		156,544

ASSET-BACKED OBLIGATIONS7 — 0.17%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	4,648	4,838
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	15,900
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,686
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20125	951	952
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20135	2,674	2,720
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20145	5,537	5,667
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,115
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,498
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.343% 20266	3,538	2,630
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.343% 20296	7,349	5,760
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 3.951% 20356	8,431	8,209
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.833% 20356	10,000	8,168
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	6,122	6,123
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20355	4,692	4,066
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 20355,6	1,145	885
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	4,261	4,268
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20336	3,823	3,863
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20165	3,000	3,357
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,662	3,272
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.963% 20346	3,872	3,233
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,222
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.359% 20376	3,649	2,813
SACO I Trust, Series 2006-12, Class I-A, 0.353% 20366	6,402	2,107
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.313% 20376	15,212	1,294
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	1,175	1,176
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.813% 20336	92	81
		122,903

MUNICIPALS — 0.06%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	24,675	26,524
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.95% 2036	9,800	10,704
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	7,500	7,554
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	2,673	2,439
		47,221

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition		12,779

Total bonds & notes (cost: $19,117,465,000)		20,167,572

	Principal amount	Value
Short-term securities — 4.22%	(000)	(000)

U.S. Treasury Bills 0.143%–0.242% due 5/5/2011–1/12/2012	$752,700	$752,483
Freddie Mac 0.08%–0.301% due 5/16–12/1/2011	619,500	619,300
Fannie Mae 0.09%–0.513% due 5/2/2011–3/5/2012	476,100	475,670
Federal Home Loan Bank 0.115%–0.301% due 5/23–12/5/2011	191,180	191,034
Bank of America Corp. 0.14% due 5/12/2011	174,200	174,190
Coca-Cola Co. 0.19%–0.20% due 7/1–7/19/20115	147,700	147,649
Jupiter Securitization Co., LLC 0.16%–0.26% due 5/18–7/5/20115	115,627	115,606
Straight-A Funding LLC 0.20%–0.24% due 5/10–7/7/20115	100,000	99,975
Johnson & Johnson 0.19%–0.20% due 7/13–8/29/20115	82,600	82,568
Abbott Laboratories 0.15%–0.20% due 5/9–7/12/20115	80,150	80,136
Hewlett-Packard Co. 0.11% due 5/9/20115	75,000	74,998
Federal Farm Credit Banks 0.19%–0.25% due 7/8–9/13/2011	72,800	72,778
NetJets Inc. 0.19% due 5/6/20115	50,000	49,998
Private Export Funding Corp. 0.20% due 5/17–5/23/20115	45,600	45,596
Medtronic Inc. 0.18% due 8/25/20115	41,300	41,265
General Electric Co. 0.13% due 5/12/2011	30,700	30,699
eBay Inc. 0.14% due 5/25/20115	15,000	14,999
Kimberly-Clark Worldwide Inc. 0.10% due 5/12/20115	4,500	4,500

Total short-term securities (cost: $3,072,728,000)		3,073,444

Total investment securities (cost: $63,930,575,000)		72,759,924
Other assets less liabilities		9,555

Net assets		$72,769,479

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
2Security did not produce income during the last 12 months.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $172,903,000, which represented .24% of the net assets of the fund.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$32,390	$42,297	.06%
Atrium Corp.	4/30/2010	163	163	.00
Total restricted securities		$32,553	$42,460	.06%

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,725,209,000, which represented 7.87% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,131,961,000, which represented 1.56% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
11Step bond; coupon rate will increase at a later date.
12Index-linked bond whose principal amount moves with a government price index.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2011 (000)

Waste Management, Inc.	27,615,000	500,000	—	28,115,000	$27,114	$1,109,418
WMX Technologies, Inc. 7.10% 2026	$10,125,000	—	—	$10,125,000	539	12,105
Portugal Telecom, SGPS, SA	—	56,470,000	—	56,470,000	56,192	689,365
Microchip Technology Inc.	14,128,000	—	—	14,128,000	(8,996)	579,813
Digital Realty Trust, Inc.*	1,893,300	3,181,700	—	5,075,000	7,309	306,226
Masco Corp.	16,989,176	4,800,775	—	21,789,951	4,903	292,421
Hospitality Properties Trust	8,015,000	—	—	8,015,000	10,820	193,562
Hospitality Properties Trust 6.70% 2018	$16,175,000	—	—	$16,175,000	816	17,622
Hospitality Properties Trust 6.30% 2016	$2,400,000	$11,177,000	—	$13,577,000	307	15,036
Hospitality Properties Trust 6.75% 2013	$21,265,000	—	$8,615,000	$12,650,000	751	13,335
Hospitality Properties Trust 5.625% 2017	$8,485,000	$1,684,000	—	$10,169,000	465	10,711
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	125	2,272
Arthur J. Gallagher & Co.	6,000,000	—	—	6,000,000	5,820	178,680
FirstMerit Corp.	5,495,000	—	—	5,495,000	2,638	95,998
Macquarie Korea Infrastructure Fund	21,541,078	—	1,325,200	20,215,878	2,883	95,453
Trustmark Corp.	3,257,000	—	—	3,257,000	2,247	75,693
Applied Industrial Technologies, Inc.†	2,738,790	—	2,738,790	—	931	—
Clarent Hospital Corp. Liquidating Trust†	484,684	—	484,684	—	—	—
First Niagara Financial Group, Inc.†	11,650,000	—	8,330,000	3,320,000	5,243	—
Georgia Gulf Corp.†	2,623,146	—	1,383,322	1,239,824	—	—
Georgia Gulf Corp. 9.00% 2017†	$50,965,000	$6,200,000	$2,600,000	$54,565,000	3,619	—
Georgia Gulf Corp. 10.75% 2016†	$3,385,000	—	—	$3,385,000	276	—
Prime Infrastructure Group†	22,756,141	—	22,756,141	—	7,044	—
Weyerhaeuser Co.†	10,728,000	15,484,881	—	26,212,881	5,172	—
					$136,218	$3,687,710

*This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2010; it was not publicly disclosed.
†Unaffiliated issuer at 4/30/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside the U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$6,793,047	$—	$163	$6,793,210
Financials	5,654,883	—	—	5,654,883
Energy	5,186,950	—	—	5,186,950
Consumer staples	4,729,384	—	—	4,729,384
Telecommunication services	4,724,796	—	—	4,724,796
Consumer discretionary	4,386,528	—	—	4,386,528
Health care	4,351,669	—	—	4,351,669
Utilities	3,725,418	—	—	3,725,418
Materials	2,670,544	—	—	2,670,544
Information technology	2,614,496	—	—	2,614,496
Miscellaneous	2,438,887	—	—	2,438,887
Preferred securities	994,368	205,482	—	1,199,850
Warrants	—	2,189	—	2,189
Convertible securities	650,071	390,033	—	1,040,104
Bonds & notes:
Corporate bonds & notes	—	14,048,477	151,142	14,199,619
Mortgage-backed obligations	—	2,869,177	19,409	2,888,586
Bonds & notes of U.S. government & government agencies	—	2,739,920	—	2,739,920
Bonds & notes of governments & government agencies outside the U.S.	—	156,544	—	156,544
Asset-backed obligations	—	122,903	—	122,903
Municipals	—	47,221	—	47,221
Miscellaneous	—	12,779	—	12,779
Short-term securities	—	3,073,444	—	3,073,444
Total	$48,921,041	$23,668,169	$170,714	$72,759,924

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended April 30, 2011 (dollars in thousands):

	Beginning	Transfers				Transfers		Ending
	value	into			Unrealized	out of	Net realized	value at
	at 8/1/2010	Level 3†	Purchases	Sales	appreciation	Level 3†	loss	4/30/2011
Investment securities	$83,477	$45,977	$64,283	$(12,621)	$13,453	$(21,170)	$(2,685)	$170,714

Net unrealized appreciation during the period on Level 3 investment securities held at April 30, 2011 (dollars in thousands):								$6,572

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$10,652,864
Gross unrealized depreciation on investment securities	(1,839,123)
Net unrealized appreciation on investment securities	8,813,741
Cost of investment securities for federal income tax purposes	63,946,183

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-906-0611O-S25590

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2011

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 28, 2011